Loan from the European Investment Bank (“EIB”) (Details) € in Thousands, $ in Thousands		12 Months Ended
	Jul. 31, 2022 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Loan from the European Investment Bank (“EIB”) [Line Items]
Period of drawing loans		6 years
Royalties to EIB rate		2.00%
Additional payment percentage		100.00%
Cash and cash equivalents | $		$ 4,909		$ 4,101	$ 3,183
First Tranche [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Financing agreement amount	€ 4,000
Annual interest rate		5.00%	5.00%
Second Tranche [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Financing agreement amount	€ 3,500
Financial Agreement [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Cash and cash equivalents			€ 350
Line of Credit [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Borrowing limit			€ 7,500